Equity Incentive Plan	12 Months Ended
Dec. 31, 2014
Equity Incentive Plan [Abstract]
Equity incentive plan

12. Equity incentive plan

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On March 5, 2008, 1,000,000 shares of non-vested common stock out of the 1,834,055 shares then reserved under the Plan were granted to Fabiana, an entity that offers consultancy services to the Chief Executive Officer, Mr. George Economou. The shares vested quarterly in eight equal installments with the first installment of 125,000 common shares vesting on May 28, 2008. The stock-based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $75.09 per share. As of December 31, 2014, the shares have vested in full.

On October 2, 2008, the Company's Board of Directors and Compensation Committee approved grants for the non-executive directors of the Company. On October 2, 2008, 9,000 shares of non-vested common stock and 9,000 shares of vested common stock were granted to the non-executive directors. The non-vested common stock vested evenly over a three-year period with the first vesting date commencing on January 1, 2009. For the director vested and non-vested stock, the fair value of each share on the grant date was $33.59. As of December 31, 2014, these shares have vested in full.

On March 12, 2009, 70,621 shares of non-vested common stock out of the 1,834,055 shares then reserved under the Plan were granted to an executive of the Company. The shares vested in annual installments of 42,373 and 28,248 shares on March 1, 2010 and 2011, respectively. The fair value of each share on the grant date was $3.54. As of December 31, 2014, the shares have vested in full.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares vested over a period of three years, with 1,000,000 shares vesting on the grant date; 1,000,000 shares vesting on December 31, 2010 and 2011, respectively; and 1,500,000 shares vesting on December 31, 2012. The stock-based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of December 31, 2014, the shares have vested in full.

On March 5, 2010, 2,000 shares of non-vested common stock and 1,000 shares of vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vested in annual installments of 1,000 shares on March 5, 2010, December 31, 2010 and 2011, respectively. The shares were issued during July 2010 and the fair value of each share, on the grant date, was $5.66. As of December 31, 2014, the shares have vested in full.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of December 31, 2014, 5,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of December 31, 2014, the shares have vested in full.

On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vest over a period of two years with 333,334 shares vesting on the grant date, 333,333 shares vesting on August 20, 2014 and 333,333 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share. As of December 31, 2014, 666,667 of these shares have vested.

On August 19, 2014, the Compensation Committee approved that a bonus in the form of 1,200,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years, with 400,000 shares vesting on December 31, 2014, 400,000 shares vesting on December 31, 2015, and 400,000 vesting on December 31, 2016. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share. As of December 31, 2014, 400,000 of these shares have vested.

On December 30, 2014, the Compensation Committee approved that a bonus in the form of 2,100,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years, with 700,000 shares vesting on December 31, 2015, 700,000 shares vesting on December 31, 2016, and 700,000 vesting on December 31, 2017. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share. As of December 31, 2014, none of these shares have vested.

A summary of the status of the Company's non vested shares as of December 31, 2012, 2013 and 2014 and movement for the years ended December 31, 2012, 2013 and 2014, is presented below. There were no shares forfeited in 2012, 2013 and 2014.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2011	8,510,150	$5.60
Vested	(2,505,150)	5.83
Balance December 31, 2012	6,005,000	$5.50
Granted	1,000,000	2.01
Vested	(1,338,334)	4.63
Balance December 31, 2013	5,666,666	$5.09
Granted	3,300,000	1.87

Vested	(1,733,333)	4.31
Balance December 31, 2014	7,233,333	$3.81

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2011	6,092,871	$17.23
Non vested shares granted in prior years and vested 2012	2,505,150	5.83
As at December 31, 2012	8,598,021	$13.91
Granted and vested	333,334	2.01
Non vested shares granted in prior years and vested 2013	1,005,000	5.50
As at December 31, 2013	9,936,355	$12.66
Granted and vested	400,000	3.26
Non vested shares granted in prior years and vested 2014	1,333,333	4.63
As at December 31, 2014	11,669,688	$11.42

As of December 31, 2012, 2013 and 2014, there was $19,725, $13,947 and $12,589 respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of four years. The stock based compensation recognized to expenses amounted to $12,686, $7,790 and $7,516 and is recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively. The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014, were $4,008, $5,394 and $2,561 respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of Ocean Rig`s subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each December 31, 2012, 2013 and 2014.The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of Ocean Rig. The fair value of the shares on the grant date was $15.75 and the shares vested in March 2013.

On May 16, 2013, Ocean Rig's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to Ocean Rig's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $16.90 per share.

On August 20, 2013, Ocean Rig's Compensation Committee approved a sign-on bonus of 150,000 shares of Ocean Rig's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015 respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.56 per share.

On March 31, 2014, Ocean Rig's Compensation Committee approved the grant of 161,200 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.

On August 19, 2014, Ocean Rig's Compensation Committee approved a bonus of 150,000 shares of Ocean Rig's common stock to Azara, pursuant to a consultancy agreement with Azara effective January 1, 2013, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig, rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015, and 50,000 vesting on December 31, 2016, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.

On November 4, 2014, Ocean Rig's Compensation Committee approved the grant of 45,450 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $12.60 per share.

On December 30, 2014, Ocean Rig's Compensation Committee approved a bonus in the form of 300,000 of Ocean Rig's common stock to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered to Ocean Rig during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $9.46 per share.

As of December 31, 2014 309,452 shares have vested, while 171,626 shares were forfeited due to employees' resignations.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2014 and movement during the year then ended, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	73,500	$16.40
Granted	342,400	17.19
Forfeited	(15,900)	16.90
Vested	(160,133)	16.92
Balance December 31, 2013	239,867	$17.15
Granted	656,650	13.76
Forfeited	(78,576)	16.93
Vested	(205,143)	17.31
Balance December 31, 2014	612,798	$13.49

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2012	2,500	16.50
Granted and vested	117,133	17.18
Non vested shares granted in prior years and vested 2013	43,000	16.16
As at December 31, 2013	162,633	16.90
Granted and vested	111,585	17.39
Non vested shares granted in prior years and vested 2014	93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014	(58,324)	16.63
As at December 31, 2014	309,452	17.22

As of December 31, 2013 and 2014, there was $2,724 and $6,235 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig, respectively. That cost is expected to be recognized over a period of two years. The amounts of $613, $3,634 and $3,576 represents the stock based compensation expense for each year accordingly and are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014. The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014, was $37, $2,959 and $2,383, respectively. As of December 31, 2014, there were 139,202 shares of common stock which had been granted to employees and vested but which had not yet been issued by the Company.